EQUITY (Narrative) (Details) $ in Thousands, $ in Millions		2 Months Ended	12 Months Ended
	May 03, 2023 USD ($)	Feb. 19, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Net proceeds from the issue of shares			$ 37,340	$ 0
At-the-market equity offering program [Member]
Maximum offering price under ATM program	$ 50
Number of shares under the ATM program | shares		5,478,996	12,060,966	0
Net proceeds from the issue of shares		$ 15,620	$ 38,266	$ 0